Revenue (Contract Assets And Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Contract Assets [Abstract]
Opening balance	$ 135	$ 59
Increase in contract assets from revenue recognized during the period	179	198
Contract assets transferred to trade receivables	(145)	(118)
Increase Decrease Through Cumulative Catchup Adjustments To Revenue Arising From Contract Modification Contract Assets	(11)	(4)
Ending balance	158	135
Contract Liabilities [Abstract]
Opening balance	244	235
Revenue recognized included in contract liabilities at the beginning of the year	236	225
Increase in contract liabilities during the period	230	234
Ending balance	$ 238	$ 244